Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses
Accretion expenses (Notes 8 and 9)	$ 50,204	$ 8,804
Community relations	6,573	14,202
Consulting fees	495,968	618,996
Depreciation (Notes 5 and 6)	326,078	362,108
Foreign exchange loss	405,513	270,134
Insurance	513,001	440,805
Interest expense on lease liabilities (Note 6)	48,572	59,738
Investor relations	465,922	202,686
Management fees (Note 12)	2,437,062	1,389,747
Office	575,795	530,279
Professional fees (Note 12)	1,673,209	1,092,525
Property investigation	3,691	96,859
Regulatory and shareholders service	492,466	318,350
Share-based compensation (Notes 10 and 12)	2,478,400	2,837,076
Travel and related	286,669	731,738
Wages and salaries (Note 12)	506,164	864,257
Total expense	(10,765,287)	(9,838,304)
Interest income	24,694	119,250
Loss and comprehensive loss for the year	$ (10,740,593)	$ (9,719,054)
Basic and diluted loss per share	$ (0.04)	$ (0.04)
Weighted average number of common shares outstanding (basic and diluted)	294,983,142	267,354,321